Shareholder Report, Average Annual Return (Details) B856921_Direxion Daily S-P 500 Bear 1X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	113 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily S&P 500® Bear 1X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily S&P 500® Bear 1X Shares NAV
Average Annual Return, Percent	(13.42%)	(12.52%)	(12.59%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	15.28%